Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 11 - Deposits (Details) - Deposits and Weighted Average Interest Rates [Line Items]
Noninterest checking	0.00%	0.00%
Noninterest checking (in Dollars)	$ 151,737,000	$ 118,073,000
Noninterest checking	27.10%	23.80%
NOW accounts	0.04%	0.02%
NOW accounts (in Dollars)	$ 82,425,000	$ 75,553,000
NOW accounts	14.70%	15.20%
Savings accounts	0.09%	0.07%
Savings accounts (in Dollars)	$ 66,421,000	$ 46,672,000
Savings accounts	11.90%	9.40%
Money market accounts	0.22%	0.25%
Money market accounts (in Dollars)	$ 159,959,000	$ 158,798,000
Money market accounts	28.60%	32.00%
(in Dollars)	$ 460,542,000	$ 399,096,000
	82.30%	80.40%
Certificates by rate:
(in Dollars)	$ 530	$ 610
Amount (in Dollars)	$ 98,845,000	$ 97,654,000
Percent of total	17.70%	19.60%
Total deposits	0.17%	0.21%
Total deposits (in Dollars)	$ 559,387,000	$ 496,750,000
Total deposits	100.00%	100.00%
Range 1 [Member]
Certificates by rate:
Amount (in Dollars)	$ 85,391,000	$ 81,197,000
Percent of total	15.30%	16.30%
Range 2 [Member]
Certificates by rate:
Amount (in Dollars)	$ 12,611,000	$ 13,629,000
Percent of total	2.30%	2.70%
Range 3 [Member]
Certificates by rate:
Amount (in Dollars)	$ 733,000	$ 2,721,000
Percent of total	0.10%	0.60%
Range 4 [Member]
Certificates by rate:
Amount (in Dollars)	$ 110,000	$ 107,000
Percent of total	0.00%	0.00%